Capital Stock	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Capital Stock
Capital Stock
The authorized capital stock of Teekay at December 31, 2016 and 2015, was 25,000,000 shares of Preferred Stock, with a par value of $1 per share, and 725,000,000 shares of Common Stock, with a par value of $0.001 per share. As at December 31, 2016, 86,149,975 shares of Common Stock (2015 – 72,711,371) were issued and outstanding and no shares of Preferred Stock issued.
During 2016, Teekay issued 0.1 million shares of common stock upon the exercise or issuance of stock options, restricted stock units and restricted stock awards and issued approximately 12.0 million shares of common stock in a private placement for net proceeds of approximately $96.2 million.
In 2016, Teekay implemented a continuous offering program (or COP) under which Teekay may issue new common stock, at market prices up to a maximum aggregate amount of $50.0 million. During 2016, Teekay sold an aggregate of 1.3 million shares of common stock under the COP, generating net proceeds of approximately $9.3 million (net of approximately $0.4 million of offering costs). Teekay used the net proceeds from the issuance of these shares of common stock for general corporate purposes.

During 2015, the Company issued 0.2 million common shares upon the exercise of stock options and restricted stock units and awards, and had no share repurchases of common shares. During 2014, the Company issued 1.8 million common shares upon the exercise of stock options and restricted stock units and awards, and had no share repurchases of common shares.

Dividends may be declared and paid out of surplus, but if there is no surplus, dividends may be declared or paid out of the net profits for the fiscal year in which the dividend is declared and for the preceding fiscal year. Surplus is the excess of the net assets of the Company over the aggregated par value of the issued shares of the Teekay. Subject to preferences that may apply to any shares of preferred stock outstanding at the time, the holders of common stock are entitled to share equally in any dividends that the Board of Directors may declare from time to time out of funds legally available for dividends.

During 2008, Teekay announced that its Board of Directors had authorized the repurchase of up to $200 million of shares of its Common Stock in the open market, subject to cancellation upon approval by the Board of Directors. As at December 31, 2016, Teekay had repurchased approximately 5.2 million shares of Common Stock for $162.3 million pursuant to such authorization. The total remaining share repurchase authorization at December 31, 2016, was $37.7 million.

On July 2, 2010, the Company amended and restated its Shareholder Rights Agreement (the Rights Agreement), which was originally adopted by the Board of Directors in September 2000. In September 2000, the Board of Directors declared a dividend of one common share purchase right (or a Right) for each outstanding share of the Company’s common stock. These Rights continue to remain outstanding and will not be exercisable and will trade with the shares of the Company’s common stock until after such time, if any, as a person or group becomes an “acquiring person” as set forth in the amended Rights Agreement. A person or group will be deemed to be an “acquiring person,” and the Rights generally will become exercisable, if a person or group acquires 20% or more of the Company’s common stock, or if a person or group commences a tender offer that could result in that person or group owning more than 20% of the Company’s common stock, subject to certain higher thresholds for existing shareholders that owned in excess of 15% of the Company’s common stock when the Rights Agreement was amended. Once exercisable, each Right held by a person other than the “acquiring person” would entitle the holder to purchase, at the then-current exercise price, a number of shares of common stock of the Company having a value of twice the exercise price of the Right. In addition, if the Company is acquired in a merger or other business combination transaction after any such event, each holder of a Right would then be entitled to purchase, at the then-current exercise price, shares of the acquiring company’s common stock having a value of twice the exercise price of the Right. The amended Rights Agreement will expire on July 1, 2020, unless the expiry date is extended or the Rights are earlier redeemed or exchanged by the Company.
Stock-based compensation
In March 2013, the Company adopted the 2013 Equity Incentive Plan (or the 2013 Plan) and suspended the 1995 Stock Option Plan and the 2003 Equity Incentive Plan (collectively referred to as the Plans). As at December 31, 2016, the Company had reserved 4,780,371 (2015 - 4,527,282) shares of Common Stock pursuant to the 2013 Plan, for issuance upon the exercise of options or equity awards granted or to be granted.

During the years ended December 31, 2016, 2015 and 2014, the Company granted options under the 2013 Plan to acquire up to 916,015, 265,135 and 15,243 shares of Common Stock, respectively, to certain eligible officers, employees and directors of the Company. The options under the Plans have ten-year terms and vest equally over three years from the grant date. All options outstanding as of December 31, 2016, expire between March 13, 2017 and March 7, 2026, ten years after the date of each respective grant.

A summary of the Company’s stock option activity and related information for the years ended December 31, 2016, 2015, and 2014, are as follows:

	December 31, 2016		December 31, 2015		December 31, 2014
	Options (000’s) #	Weighted-Average Exercise Price $	Options (000’s) #	Weighted-Average Exercise Price $	Options (000’s) #	Weighted-Average Exercise Price $
Outstanding - beginning of year	2,800	36.84	2,710	36.61	4,237	36.33
Granted	916	9.44	265	43.99	15	56.76
Exercised	—	—	(36)	33.79	(1,528)	36.10
Forfeited / expired	(349)	38.97	(139)	46.80	(14)	28.51
Outstanding - end of year	3,367	29.16	2,800	36.84	2,710	36.61
Exercisable - end of year	2,271	35.89	2,500	36.03	2,508	37.03

A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2016, 2015 and 2014, are as follows:

	December 31, 2016		December 31, 2015		December 31, 2014
	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $
Outstanding non-vested stock options - beginning of year	300	8.09	202	9.37	389	9.24
Granted	916	3.60	265	7.74	15	11.50
Vested	(118)	8.48	(167)	9.07	(188)	9.30
Forfeited	(2)	3.60	—	—	(14)	9.01
Outstanding non-vested stock options - end of year	1,096	4.30	300	8.09	202	9.37

The weighted average grant date fair value for non-vested options forfeited in 2016 was $0.0 million (2015 - $0.0 million, 2014 - $0.1 million).

As of December 31, 2016, there was $1.2 million of total unrecognized compensation cost related to non-vested stock options granted under the Plans. Recognition of this compensation is expected to be $0.6 million (2017), $0.5 million (2018) and $0.1 million (2019). During the years ended December 31, 2016, 2015, and 2014, the Company recognized $1.5 million, $1.7 million and $1.0 million, respectively, of compensation cost relating to stock options granted under the Plans. There were no options in-the-money during 2016. The intrinsic value of options exercised during 2015 was $0.5 million and during 2014 was $22.6 million.

As at December 31, 2016 and 2015, there was no intrinsic value in the outstanding and exercisable stock options. As at December 31, 2016, the weighted-average remaining life of options vested and expected to vest was 4.5 years (2015 – 3.4 years).

Further details regarding the Company’s outstanding and exercisable stock options at December 31, 2016 are as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $
$5.00 – $9.99	914	9.2	9.44	—	0	—
$10.00 – $19.99	188	2.2	11.84	188	2.2	11.84
$20.00 – $24.99	293	3.2	24.42	293	3.2	24.42
$25.00 – $29.99	364	5.2	27.69	364	5.2	27.69
$30.00 – $34.99	117	5.3	34.44	117	5.3	34.44
$35.00 – $39.99	25	1.6	39.99	25	1.6	39.99
$40.00 – $44.99	1,029	3.0	41.33	852	1.9	40.78
$50.00 – $54.99	422	0.2	51.40	422	0.2	51.40
$55.00 – $59.99	15	7.2	56.76	10	7.2	56.76
	3,367	4.61	29.16	2,271	2.49	35.89

The weighted-average grant-date fair value of options granted during 2016 was $3.60 per option (2015 - $7.74, 2014 - $11.50). The fair value of each option granted was estimated on the date of the grant using the Black-Scholes option pricing model. The following weighted-average assumptions were used in computing the fair value of the options granted: expected volatility of 55.1% in 2016, 31.1% in 2015 and 34.7% in 2014; expected life of 6 years in 2016 and 5 years in 2015 and 2014; dividend yield of 3.2% in 2016 and 4.4% in 2015 and 2014; risk-free interest rate of 1.3% in 2016, 1.4% in 2015, and 1.6% in 2014; and estimated forfeiture rate of 7% in 2016, 8% in 2015 and 12% 2014. The expected life of the options granted was estimated using the historical exercise behavior of employees. The expected volatility was generally based on historical volatility as calculated using historical data during the five years prior to the grant date.

The Company grants restricted stock units and performance share units to certain eligible officers and employees of the Company. Each restricted stock unit and performance share unit is equivalent in value to one share of the Company’s common stock plus reinvested dividends from the grant date to the vesting date. The restricted stock units vest equally over three years from the grant date and the performance share units vest two or three years from the grant date. Upon vesting, the value of the restricted stock units, restricted stock awards and performance shares are paid to each grantee in the form of shares or cash. The number of performance share units that vest will range from zero to a multiple of the original number granted, based on certain performance and market conditions.

During 2016, the Company granted 238,609 restricted stock units with a fair value of $2.3 million and 311,691 performance share units with a fair value of $3.6 million, based on the quoted market price and a Monte Carlo valuation model, to certain of the Company’s employees. During 2016, a total of 98,844 restricted stock units with a market value of $4.3 million vested and that amount, net of withholding taxes, was paid to grantees by issuing 59,518 shares of common stock. During 2015, the Company granted 63,912 restricted stock units with a fair value of $2.8 million and 61,774 performance share units with a fair value of $3.4 million, based on the quoted market price and a Monte Carlo valuation model, to certain of the Company’s employees. During 2015, a total of 101,419 restricted stock units with a market value of $4.3 million vested and that amount, net of withholding taxes, was paid to grantees by issuing 98,381 shares of common stock. During 2014, the Company granted 81,388 restricted stock units with a fair value of $4.6 million and 50,689 performance share units with a fair value of $3.4 million, based on the quoted market price and a Monte Carlo valuation model, to certain of the Company’s employees. During 2014, a total of 261,911 restricted stock units with a market value of $8.5 million vested and that amount, net of withholding taxes, was paid to grantees by issuing 149,082 shares of common stock. For the year ended December 31, 2016, the Company recorded an expense of $4.2 million (2015 - $4.5 million, 2014 - $7.5 million) related to the restricted stock units and performance share units.

During 2016, the Company also granted 67,000 (2015 – 22,502 and 2014 – 18,230) shares as restricted stock awards with a fair value of $0.6 million (2015 – $1.0 million and 2014 – $1.0 million), based on the quoted market price, to certain of the Company’s directors. The shares of restricted stock are issued when granted.
Share-based Compensation of Subsidiaries
During the years ended December 31, 2016, 2015 and 2014, 76,084, 14,603 and 9,482 common units of Teekay Offshore, 32,723, 10,447 and 9,521 common units of Teekay LNG and 9,358, 51,948 and 17,073 shares of Class A common stock of Teekay Tankers, with aggregate values of $0.7 million, $1.0 million, and $0.8 million, respectively, were granted and issued to the non-management directors of the general partners of Teekay Offshore and Teekay LNG and the non-management directors of Teekay Tankers as part of their annual compensation for 2016, 2015 and 2014.

Teekay Offshore, Teekay LNG and Teekay Tankers grant equity-based compensation awards as incentive-based compensation to certain employees of Teekay’s subsidiaries that provide services to Teekay Offshore, Teekay LNG and Teekay Tankers. During March 2016, 2015 and 2014, Teekay Offshore and Teekay LNG granted phantom unit awards and Teekay Tankers granted restricted stock-based compensation awards with respect to 601,368, 102,843 and 67,569 units of Teekay Offshore, 132,582, 32,054 and 31,961 units of Teekay LNG and 279,980, 192,387 and 586,014 Class A common shares of Teekay Tankers, respectively, with aggregate grant date fair values of $4.9 million, $4.2 million and $5.7 million, respectively, based on Teekay Offshore, Teekay LNG and Teekay Tankers’ closing unit or stock prices on the grant dates. Each phantom unit or restricted stock unit is equal in value to one of Teekay Offshore’s, Teekay LNG’s or Teekay Tankers’ common units or common shares plus reinvested distributions or dividends from the grant date to the vesting date. The awards vest equally over three years from the grant date. Any portion of an award that is not vested on the date of a recipient’s termination of service is cancelled, unless their termination arises as a result of the recipient’s retirement, in which case the award will continue to vest in accordance with the vesting schedule. Upon vesting, the awards are paid to a substantial majority of the grantees in the form of common units or common shares, net of withholding tax.

During March 2016, Teekay Tankers granted 216,043 stock options with an exercise price of $3.74 per share that have a ten-year term and vest equally over three years from the grant date to an officer of Teekay Tankers. During March 2015, Teekay Tankers granted 58,434 stock options with an exercise price of $5.39 per share that have a ten-year term and vest equally over three years from the grant date to an officer of Teekay Tankers. During June 2014, Teekay Tankers granted 110,829 stock options with an exercise price of $4.25 per share that have a ten-year term and vest equally over three years from the grant date to an officer of Teekay Tankers. During March 2016, Teekay Tankers granted 284,693 stock options with an exercise price of $3.74 per share that have a ten-year term and vest immediately to non-management directors of Teekay Tankers. During March 2014, Teekay Tankers granted 152,346 stock options with an exercise price of $4.10 per share that have a ten-year term and vest immediately to non-management directors of Teekay Tankers.